SUBSEQUENT EVENT (Details Narrative) - Non-adjusting Events After Reporting Period [Member] - Pinnacle Island LP [Member]	Nov. 21, 2022 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Bridge loan	$ 7,000,000
Proceeds from loans	6,740,000
Commitment fee	260,000
Promissory note principal amount	$ 7,000,000
Commitment fee	10.00%
Maturity date	February 22, 2023
Extend maturity date description	extend the maturity date to March 22, 2023
Common shares issued to purchase of warrants | shares	119,229
Exercise price | $ / shares	$ 2.04